Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets - At fair value [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets [Line Items]
Balance, beginning of the period	$ 809,180
Acquisition (note 4)		200,457
Gain (loss) on change in fair value of biological assets	(562,045)	580,411	(693,572)
Movement in exchange rate	10,009	28,312
Balance, end of the period	$ 257,144	$ 809,180